Revenue - Narrative (Details) $ in Thousands, £ in Millions		9 Months Ended
	Jan. 01, 2018	Oct. 31, 2018	Dec. 21, 2017 USD ($)	Dec. 21, 2017 GBP (£)	May 31, 2017 USD ($)	May 31, 2017 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue							$ 40,000	£ 32.8
Specified milestone payments					$ 22,000	£ 17.2	$ 22,000	£ 17.2
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue			$ 2,500	£ 1.9
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments			3,750
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments			21,500
Specified milestone payments, maximum cumulative net sales benchmark			100,000
Specified milestone payments, cumulative net sales incremental benchmark			$ 100,000